Equity Accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ 427,159	$ 62,746	$ (150,393)
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	998,655	940,156	659,030
Income from vessel operations	454,135	328,430	241,702
Realized and unrealized (loss) gain on derivative instruments	(58,884)	16,334	(56,307)
Net income	300,837	288,550	120,395
Equity Method Investments [Member] | Other assets - current [Member]
Schedule of Equity Method Investments [Line Items]
Current Assets	249,882	165,919
Equity Method Investments [Member] | Other assets - non - current [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets	150,618	302,255
Equity Method Investments [Member] | Other liabilities - current [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	217,180	216,659
Equity Method Investments [Member] | Other liabilities - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	459,907	256,465
Equity Method Investments [Member] | Vessels and Equipment [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets	3,345,590	2,496,086
Equity Method Investments [Member] | Cash and restricted cash [Member]
Schedule of Equity Method Investments [Line Items]
Current Assets	434,833	323,065
Equity Method Investments [Member] | Net investment in direct financing leases [Member]
Schedule of Equity Method Investments [Line Items]
Non-current assets	1,873,803	1,907,458
Equity Method Investments [Member] | Current portion of long-term debt and obligations under capital lease [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	526,097	501,683
Equity Method Investments [Member] | Long-term debt and obligations under capital lease [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	$ 2,958,698	$ 2,973,170